Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Retained Earnings	Treasury Shares	Accumulated Other Comprehensive (Loss) Income
Beginning balance at Dec. 31, 2014		$ 0	$ 303,104	$ 484,484	$ (77,439)	$ (13,608)
Beginning balance, shares at Dec. 31, 2014		0	15,392,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 81,012			81,012
Other comprehensive (loss) income, net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ (2,035)					(2,035)
Cash dividends				(57,930)
Fractional shares issued in dividend reinvestment plan, shares			(34)
Cash payment for fractional shares in dividend reinvestment plan			$ (3)
Allocated Share-based Compensation Expense			$ 865
Treasury Stock, Shares, Acquired			(71,700)
Treasury Stock, Value, Acquired, Cost Method					6,058
Treasury Stock Reissued Shares For Director Grants	10,150		10,150
Treasury shares reissued for director grants				(61)	1,024
Ending balance at Dec. 31, 2015		$ 0	$ 303,966	507,505	(82,473)	(15,643)
Ending balance, shares at Dec. 31, 2015		0	15,330,815
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 86,135			86,135
Other comprehensive (loss) income, net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ (2,102)					(2,102)
Cash dividends				(57,958)
Fractional shares issued in dividend reinvestment plan, shares			(47)
Cash payment for fractional shares in dividend reinvestment plan			$ (4)
Allocated Share-based Compensation Expense			$ 1,864
Treasury Stock, Shares, Acquired			0
Treasury Stock Reissued Shares For Director Grants	9,950		9,950
Treasury shares reissued for director grants				(51)	1,001
Ending balance at Dec. 31, 2016	$ 742,240	$ 0	$ 305,826	535,631	(81,472)	(17,745)
Ending balance, shares at Dec. 31, 2016		0	15,340,718
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	84,242			84,242
Other comprehensive (loss) income, net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ (8,709)					(8,709)
Cash dividends				(57,883)
Fractional shares issued in dividend reinvestment plan, shares			(55)
Cash payment for fractional shares in dividend reinvestment plan			$ (6)
Allocated Share-based Compensation Expense			2,701
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	6,381
Stock Granted, Value, Share-based Compensation, Net of Forfeitures			$ (795)	(197)	(645)
Treasury Stock, Shares, Acquired			(70,000)
Treasury Stock, Value, Acquired, Cost Method					7,378
Treasury Stock Reissued Shares For Director Grants	11,150		11,150
Treasury shares reissued for director grants				115	1,126
Ending balance at Dec. 31, 2017	$ 756,101	$ 0	$ 307,726	$ 561,908	$ (87,079)	$ (26,454)
Ending balance, shares at Dec. 31, 2017		0	15,288,194